24 Share capital (Details) - GBP (£) £ in Thousands	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of classes of share capital [line items]
Amount of allotted and fully paid - classified as equity	£ 1,063	£ 1,023	£ 1,003
Ordinary shares [member]
Disclosure of classes of share capital [line items]
Number of authorised shares	63,073,852	23,494,981	3,059,207
Amount of allotted and fully paid - classified as equity	£ 63,074	£ 23,495	£ 3,059
Deferred Shares [member]
Disclosure of classes of share capital [line items]
Number of authorised shares	1,000,001	1,000,001	1,000,001
Amount of allotted and fully paid - classified as equity	£ 1,000,001	£ 1,000,001	£ 1,000,001